Organization and Description of Business (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2022	Sep. 30, 2025	Dec. 31, 2024
Schedule of Organization and Description of Business [Line Items]
Percentage of economic voting interests			19.70%
Direct Digital Holdings, LLC
Schedule of Organization and Description of Business [Line Items]
Percentage of voting interests			100.00%
Percentage of economic voting interests			33.40%
Direct Digital Holdings, LLC
Schedule of Organization and Description of Business [Line Items]
Percentage of voting interests	100.00%
Percentage of economic voting interests	19.70%	63.50%
Percentage of ownership interest		100.00%	100.00%